Earnings per share - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Income attributable to Shell plc shareholders	$ 19,359	$ 42,309	$ 20,101
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	6,733.5	7,347.5	7,761.7
Diluted earnings per share (in shares)	6,799.8	7,410.5	7,806.8